Stock Based Compensation (Details Narrative) - USD ($)								12 Months Ended
	Nov. 27, 2018	Nov. 15, 2018	Oct. 02, 2018	Sep. 24, 2018	Jul. 16, 2018	Jun. 18, 2018	Nov. 21, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 02, 2018	Apr. 26, 2018	Dec. 11, 2017
Common stock percentage	25.00%							50.00%		25.00%
Option term								1 year 7 months 6 days
Stock-based compensation								$ 1,922,455	$ 878,404
Stock Options [Member]
Stock options exercise price per share								$ 4.46
Number of stock shares granted								1,520,207
Option exercise price								$ 7.07	$ 10.16
Option term								9 years
Stock-based compensation								$ 864,626	$ 801,624
Unrecognized stock-based compensation expense								$ 758,012
Stock option shares exercisable								1,865,604
CFO Employment Agreement [Member]
Number of non-qualified stock options to purchase shares of common stock					150,000
Stock options exercise price per share					$ 2.98
Stock option granted fair value per share					$ 1.10
Stock option grant fair value					$ 165,000
Stock price					$ 2.98
Risk free interest rate					2.76%
Expected volatility					35.60%
Annual rate of quarterly dividends					0.00%
Expected term					5 years 3 months 19 days
Number of stock option vested					50,000
Number of stock option expected to be vested					100,000
Option exercise price					$ 2.98
Medical Advisory Board Member [Member]
Number of non-qualified stock options to purchase shares of common stock						80,000
Stock options exercise price per share						$ 4.93
Stock options vesting description						The options have a ten-year term and vest monthly over two years
Stock option granted fair value per share						$ 2.21
Stock option grant fair value						$ 176,800
Stock price						$ 4.93
Risk free interest rate						2.85%
Expected volatility						42.60%
Annual rate of quarterly dividends						0.00%
Expected term						6 years
Board of Directors [Member]
Stock option granted fair value per share				$ 0.47
Stock option grant fair value				$ 507,697
Stock price				$ 4.99
Risk free interest rate				2.97%
Expected volatility				35.30%
Annual rate of quarterly dividends				0.00%
Expected term				5 years 2 months 12 days
Number of stock shares granted				1,080,207
Option to purchase shares of common stock percentage				6.50%
Option exercise price				$ 4.99
Option term				2 years
Resigning Directors [Member]
Stock option granted fair value per share			$ 0.50
Stock option grant fair value			$ 15,000
Stock price			$ 1.97
Risk free interest rate			2.89%
Expected volatility			36.10%
Annual rate of quarterly dividends			0.00%
Expected term			5 years 6 months
Number of stock shares granted			10,000
Option exercise price			$ 2.90
Dr. Francis Duhay [Member]
Stock option granted fair value per share	$ 0.56
Stock option grant fair value	$ 100,800
Number of stock shares granted	60,000
Option exercise price	$ 2.57
Option term	3 years
Dr. Francis Duhay [Member] | Restricted Stock Units (RSUs) [Member]
Number of stock option vested			172,472
Number of stock shares granted			29,183
Option exercise price			$ 1.97
Mr. Marcus Robins [Member]
Stock option granted fair value per share	$ 0.56
Stock option grant fair value	$ 100,800
Number of stock shares granted	60,000
Option exercise price	$ 2.57
Option term	3 years
Mr. Marcus Robins [Member] | Restricted Stock Units (RSUs) [Member]
Number of stock option vested			172,472
Number of stock shares granted			29,183
Option exercise price			$ 1.97
Dr. Sanjay Shrivastava [Member]
Stock option granted fair value per share	$ 0.56
Stock option grant fair value	$ 100,800
Number of stock shares granted	60,000
Option exercise price	$ 2.57
Option term	3 years
Dr. Sanjay Shrivastava [Member] | Restricted Stock Units (RSUs) [Member]
Number of stock option vested			172,472
Number of stock shares granted			29,183
Option exercise price			$ 1.97
Nonemployee Director [Member]
Stock price	$ 1.97
Risk free interest rate	2.90%
Expected volatility	36.10%
Annual rate of quarterly dividends	0.00%
Expected term	5 years 3 months 19 days
Maximum [Member] | CFO Employment Agreement [Member]
Number of stock shares granted					150,000
2016 Omnibus Incentive Plan [Member]
Stock option percentage description							The option price must be at least 100% of the fair market value on the date of grant and if issued to a 10% or greater shareholder must be 110% of the fair market value on the date of the grant.
Common stock percentage											3.00%
2016 Omnibus Incentive Plan [Member] | Stock Options [Member]
Stock option shares expired		818,500						14,649
Stock option shares exercisable								131,851
2016 Omnibus Incentive Plan [Member] | Resigning Directors [Member]
Stock price			$ 2.90
Risk free interest rate			2.96%
Expected volatility			36.10%
Annual rate of quarterly dividends			0.00%
Expected term			5 years
Resigning directors period from original issuance date			10 years
2016 Omnibus Incentive Plan [Member] | Robert Anderson [Member]
Stock option grant fair value			$ 12,000
Stock price			$ 0.10
Number of stock shares granted			40,000
Option exercise price			$ 12.00
2016 Omnibus Incentive Plan [Member] | Robert Doyle [Member]
Stock option grant fair value			$ 12,000
Stock price			$ 0.10
Number of stock shares granted			40,000
Option exercise price			$ 12.00
2016 Omnibus Incentive Plan [Member] | Steven Girgenti [Member]
Stock option grant fair value			$ 12,000
Stock price			$ 0.10
Number of stock shares granted			40,000
Option exercise price			$ 12.00
2016 Omnibus Incentive Plan [Member] | Former Director Robert Doyle [Member]
Stock option grant fair value			$ 1,920
Stock price			$ 0.32
Number of stock shares granted			3,000
Option exercise price			$ 7.00
2016 Omnibus Incentive Plan [Member] | Former Director Robert Anderson [Member]
Stock option grant fair value			$ 1,920
Stock price			$ 0.32
Number of stock shares granted			3,000
Option exercise price			$ 7.00
2016 Omnibus Incentive Plan [Member] | Former Director Robert Doyle and Robert Anderson [Member]
Stock price			$ 2.90
Risk free interest rate			2.96%
Expected volatility			36.10%
Annual rate of quarterly dividends			0.00%
Expected term			5 years
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Common stock, capital shares reserved for future issuance											2,500,000	1,650,000
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Common stock, capital shares reserved for future issuance											4,500,000	2,500,000